Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Schedule of share capital	a. Share capital
	December 31, 2022		December 31, 2021
Number of ordinary nominative shares		133,814,311		132,197,896
Par value	R$	0.00027	R$	0.00027
Share capital	R$	37	R$	36

Schedule of earnings reserves	d. Earnings reserves
	December 31, 2022	December 31, 2021	December 31, 2020
Retained earnings reserve	251,873	125,957	95,515

Schedule of movement of dividends liability

The dividends and interest on shareholder´s equity shown below occurred before the corporate reorganization. As of December 31, 2022, the Company had no dividends and interest on shareholder´s equity liabilities.

	1st January 2020	Additions	Tax withholding income	Payments	December 31, 2020	Additions	Tax withholding income	Payments	Capitalization	December 31, 2021
Dividends	14,714	46,940	-	(30,977)	30,677	145,368	-	(126,045)	(50,000)	-
Interest on company capital	-	4,276	(641)	(3,635)	-	6,288	(943)	(5,345)	-	-
	14,714	51,216	(641)	(34,612)	30,677	151,656	(943)	(131,390)	(50,000)	-